Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Loss before income tax	€ (249,155)	€ (412,498)	€ (129,848)
Adjustments to reconcile loss before tax to net cash flows
Finance income	(4,009)	(10,103)	(2,070)
Finance expense	3,707	10,338	22,103
Depreciation and amortization	23,741	15,674	10,671
Impairment of property, plant and equipment	6,594	22,810
Loss on disposal of fixed assets	11,981	587	5,921
Impairment of assets held for sale	19,064
Impairment of inventory and prepayments	80,021	185,832
Share-based payment expense	9,185	14,956	14,240
Income from release of governmental contract liabilities		574,502
Releases in provision for onerous contracts	(58,799)
Working capital changes
Decrease / (increase) in trade receivables and contract assets	9,502	(16,682)	15,332
Decrease / (increase) in inventory	(47,851)	(227,460)	(8,334)
Decrease / (increase) in prepaid expenses and other assets	8,968	(3,118)	(47,578)
Receipts from grants from government agencies and similar bodies		93,531	31,599
(Decrease) / increase in trade and other payables and contract liabilities	(96,186)	179,316	620,305
(Decrease) / increase in other current financial and other liabilities		(20)	(55)
Decrease / (increase) in deferred taxes	4	(1,583)	(1,096)
Income taxes paid	(128)	(502)	(93)
Interest received	1,790	81
Interest paid	(4,606)	(9,785)	(8,694)
Net cash flow provided by (used in) operating activities	(286,177)	(733,128)	522,403
Investing activities
Purchase of property, plant and equipment	(88,023)	(124,222)	(36,329)
Purchase of intangible assets	(5,199)	(3,679)	(11,023)
Proceeds from asset-related grants			3,239
Purchases of financial assets			(1,161)
Acquisition of subsidiary, net of cash acquired	(277)
Net cash flow provided by (used in) investing activities	(93,499)	(127,901)	(45,274)
Financing activities
Payments on lease obligations	(4,221)	(3,183)	(2,995)
Proceeds from the issuance of shares (net of transaction costs)		404,062	867,717
Payment on / proceeds from treasury shares/exercise of options	910	(30,915)
Proceeds from at-the-market offering program (net of transaction costs)	66,484
Proceeds from (repayment of) the EIB loan		(25,000)	25,000
Proceeds from the convertible loan			24,860
Repayments of convertible loan			(94,749)
Net cash flow provided by financing activities	63,173	344,964	819,833
Net increase (decrease) in cash and cash equivalents	(316,503)	(516,065)	1,296,962
Effect of currency translation gains on cash and cash equivalents	836	4,936	(5,053)
Cash and cash equivalents, beginning of period	811,464	1,322,593	30,684
Cash and cash equivalents, end of period	€ 495,797	€ 811,464	€ 1,322,593